Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 295	$ 653	$ 277
Costs and expenses:
Costs of revenues	790	5,401	2,249
Research and development	18,337	21,641	18,433
Selling, general and administrative	27,744	49,223	51,594
Restructuring	4,030	5,400	0
Total costs and expenses	50,901	81,665	72,276
Loss from operations	(50,606)	(81,012)	(71,999)
Interest income, net	752	659	436
Other expense, net	(36)	(164)	(20)
Loss from equity method investment	(1,018)	(1,542)	(1,561)
Loss before income taxes	(50,908)	(82,059)	(73,144)
Income tax expense	67	201	75
Net loss	$ (50,975)	$ (82,260)	$ (73,219)
Net loss per share—basic and diluted (in dollars per share)	$ (1.43)	$ (2.56)	$ (2.70)
Weighted average number of common shares used in net loss per share—basic and diluted (in shares)	35,675,000	32,148,000	27,085,000
Net loss	$ (50,975)	$ (82,260)	$ (73,219)
Other comprehensive loss:
Unrealized gain (loss) on available-for-sale securities	33	110	(144)
Comprehensive loss	$ (50,942)	$ (82,150)	$ (73,363)